Offerings - Offering: 1	Apr. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 65,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,976.50
Offering Note	(1) Calculated as the aggregate maximum purchase price for Common Units. (2) Calculated at $138.10 per $1,000,000 of the Transaction Valuation.